Related Party Transactions (Details) (USD $)	Dec. 31, 2012
Loan Amount	$ 646,960
Accrued Interest to date	122,492
Total	769,452
Amount Paid	370,000
Outstanding	399,452
Jan 26, 09
Loan Amount	96,960
Accrued Interest to date	24,793
Total	121,753
Amount Paid	121,753
Outstanding
May 08, 09
Loan Amount	200,000
Accrued Interest to date	40,443
Total	240,443
Amount Paid	240,443
Outstanding
Aug 31, 10
Loan Amount	350,000
Accrued Interest to date	57,256
Total	407,256
Amount Paid	7,804
Outstanding	$ 399,452